Fair Value - Summary of Fair Value Non of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Non financial assets	₩ 8,263,049	₩ 6,154,743
Non financial liabilities	9,580,827	8,812,993
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,032,547	41,613
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	750,144	917,726
Non financial liabilities	9,439,547	8,597,661
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	6,480,358	5,195,404
Non financial liabilities	141,280	215,332
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	129,124	491,713
Financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	129,124	491,713
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,064,856	952,319
Financial assets at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	26,647	24,285
Financial assets at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	426,140	350,949
Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	612,069	577,085
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,508,192	347,877
Other financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,005,900	17,328
Other financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,163	7,176
Other financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	497,129	323,373
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	190,830	99,453
Derivative financial assets for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	189,717	67,888
Derivative financial assets for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,113	31,565
Investment Properties [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,370,047	4,263,381
Investment Properties [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,370,047	4,263,381
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	9,405,992	8,578,827
Borrowings [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	9,405,992	8,578,827
Other financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	141,280	216,040
Other financial liabilities at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	0	708
Other financial liabilities at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	141,280	215,332
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	33,555	18,126
Derivative financial liabilities for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	₩ 33,555	₩ 18,126